Reconciliation of Financial Statement to Form 5500 - Reconciliation of Benefits Paid to Participants (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
Form 5500 Caption, Net Income (Loss) [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase	$ 120,914,520
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Less: Increase from Deemed Distributions to Participants	(1,339)
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Add: Interest on Deemed Distributions	15,451
EBP, Form 5500 Caption, Net Income	$ 120,928,632